GOODWILL - Cash Generating Units with Allocated Goodwill (Details) - Banco de Bogota S.A. over Megabanco	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	12.50%
Growth rate used to extrapolate cash flow projections	3.60%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	7.80%	6.70%
Borrowing rate	2.40%	1.80%
Growth in income from commissions	10.20%	15.70%
Growth in expenses	5.20%	3.60%
Inflation	3.50%	2.90%
Discount rate after taxes	12.50%	13.00%
Growth rate used to extrapolate cash flow projections	3.60%	3.30%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	8.40%	8.00%
Borrowing rate	3.10%	2.60%
Growth in income from commissions	7.50%	44.00%
Growth in expenses	9.00%	12.60%
Inflation	3.80%	4.40%
Discount rate after taxes	13.20%	12.80%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	8.60%	9.00%
Borrowing rate	3.50%	3.40%
Growth in income from commissions	9.10%	8.80%
Growth in expenses	7.10%	10.50%
Inflation	3.40%	3.80%
Discount rate after taxes	13.20%	12.80%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	8.70%	9.50%
Borrowing rate	3.50%	3.90%
Growth in income from commissions	9.80%	8.50%
Growth in expenses	7.10%	7.70%
Inflation	3.60%	3.10%
Discount rate after taxes	13.20%	12.80%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	8.70%	9.60%
Borrowing rate	3.50%	3.90%
Growth in income from commissions	10.70%	8.60%
Growth in expenses	6.60%	5.50%
Inflation	3.60%	3.10%
Discount rate after taxes	13.20%	12.80%